Columbia Disciplined Core Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 9.3%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	384,661	8,670,259
Interactive Media & Services 9.1%
Alphabet, Inc., Class A	1,444,531	247,173,699
Meta Platforms, Inc., Class A	347,312	197,127,345
Total		444,301,044
Total Communication Services		452,971,303
Consumer Discretionary 10.5%
Automobiles 0.7%
Tesla, Inc.(a)	132,791	33,177,831
Broadline Retail 3.8%
Amazon.com, Inc.(a)	983,211	183,270,530
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.	21,342	99,800,528
Household Durables 1.5%
Lennar Corp., Class A	173,286	29,510,606
PulteGroup, Inc.	329,899	42,731,817
Total		72,242,423
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp.(a)	99,999	16,088,839
Ralph Lauren Corp.	327,138	64,750,425
Tapestry, Inc.	905,736	42,977,173
Total		123,816,437
Total Consumer Discretionary		512,307,749
Consumer Staples 5.9%
Consumer Staples Distribution & Retail 0.7%
Target Corp.	221,161	33,182,996
Food Products 1.9%
Archer-Daniels-Midland Co.	1,161,864	64,146,511
Bunge Global SA	299,439	25,158,865
Total		89,305,376
Household Products 1.4%
Colgate-Palmolive Co.	739,129	69,263,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.9%
Altria Group, Inc.	1,721,602	93,758,445
Total Consumer Staples		285,510,596
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	44,316	6,595,107
Exxon Mobil Corp.	269,003	31,414,170
Marathon Petroleum Corp.	367,006	53,388,363
Valero Energy Corp.	402,615	52,243,323
Total		143,640,963
Total Energy		143,640,963
Financials 12.8%
Banks 4.0%
Bank of America Corp.	387,503	16,205,375
Citigroup, Inc.	1,484,373	95,252,215
JPMorgan Chase & Co.	233,438	51,804,561
Wells Fargo & Co.	478,478	31,062,792
Total		194,324,943
Capital Markets 2.0%
Bank of New York Mellon Corp. (The)	326,824	24,629,457
CME Group, Inc.	239,533	53,981,157
State Street Corp.	194,618	18,060,550
Total		96,671,164
Consumer Finance 0.5%
Synchrony Financial	433,252	23,889,515
Financial Services 2.5%
Fiserv, Inc.(a)	526,078	104,110,836
Visa, Inc., Class A	70,969	20,570,365
Total		124,681,201
Insurance 3.8%
Marsh & McLennan Companies, Inc.	393,856	85,955,133
Prudential Financial, Inc.	416,064	50,959,519
Willis Towers Watson PLC	163,798	49,498,118
Total		186,412,770
Total Financials		625,979,593

Columbia Disciplined Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.2%
Biotechnology 2.4%
AbbVie, Inc.	209,671	42,745,627
Amgen, Inc.	64,267	20,575,723
BioMarin Pharmaceutical, Inc.(a)	118,199	7,788,132
Regeneron Pharmaceuticals, Inc.(a)	22,801	19,111,798
Vertex Pharmaceuticals, Inc.(a)	52,442	24,961,343
Total		115,182,623
Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	2,256,254	80,548,268
Hologic, Inc.(a)	803,576	64,985,191
Medtronic PLC	417,737	37,283,027
Total		182,816,486
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	445,834	48,381,906
Cigna Group (The)	189,973	59,805,400
Total		108,187,306
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	1,716,233	95,714,314
Viatris, Inc.	3,999,780	46,397,448
Total		142,111,762
Total Health Care		548,298,177
Industrials 8.3%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	69,526	37,964,672
Air Freight & Logistics 0.6%
FedEx Corp.	99,013	27,114,710
Building Products 1.5%
Masco Corp.	558,319	44,615,271
Trane Technologies PLC	82,010	30,356,822
Total		74,972,093
Commercial Services & Supplies 0.9%
Cintas Corp.	212,518	43,738,330
Ground Transportation 0.1%
CSX Corp.	188,348	6,336,027
Industrial Conglomerates 1.1%
3M Co.	412,014	52,931,439
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.5%
Caterpillar, Inc.	275,052	103,474,562
Snap-On, Inc.	58,839	19,424,519
Total		122,899,081
Professional Services 0.8%
Automatic Data Processing, Inc.	140,235	40,561,571
Total Industrials		406,517,923
Information Technology 30.7%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	240,517	92,945,389
Semiconductors & Semiconductor Equipment 10.6%
NVIDIA Corp.	3,025,758	401,699,632
Qorvo, Inc.(a)	344,600	24,556,196
QUALCOMM, Inc.	557,771	90,788,386
Total		517,044,214
Software 11.0%
Crowdstrike Holdings, Inc., Class A(a)	60,090	17,838,918
Fortinet, Inc.(a)	382,173	30,061,728
Microsoft Corp.(b)	708,893	288,058,670
Palo Alto Networks, Inc.(a)	169,936	61,233,039
Salesforce, Inc.	386,391	112,582,746
ServiceNow, Inc.(a)	26,427	24,656,127
Total		534,431,228
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	1,326,033	299,564,115
NetApp, Inc.	449,744	51,859,981
Total		351,424,096
Total Information Technology		1,495,844,927
Materials 2.4%
Chemicals 1.1%
CF Industries Holdings, Inc.	671,587	55,224,599
Metals & Mining 1.3%
Steel Dynamics, Inc.	476,939	62,240,540
Total Materials		117,465,139
Real Estate 1.9%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	472,774	8,150,624
Columbia Disciplined Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.7%
American Tower Corp.	284,247	60,698,105
SBA Communications Corp.	106,271	24,386,006
Total		85,084,111
Total Real Estate		93,234,735
Utilities 2.4%
Electric Utilities 2.4%
Entergy Corp.	544,543	84,284,366
PG&E Corp.	1,688,011	34,131,582
Total		118,415,948
Total Utilities		118,415,948
Total Common Stocks (Cost $3,006,609,622)		4,800,187,053

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(c),(d)	80,040,293	80,024,285
Total Money Market Funds (Cost $80,006,694)		80,024,285
Total Investments in Securities (Cost: $3,086,616,316)		4,880,211,338
Other Assets & Liabilities, Net		(809,350)
Net Assets		4,879,401,988
At October 31, 2024, securities and/or cash totaling $8,533,350 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	318	12/2024	USD	91,242,150	—	(379,295)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	73,292,922	113,914,767	(107,184,077)	673	80,024,285	8,011	929,694	80,040,293
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Disciplined Core Fund  | 2024

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